Insurance Risk Management - Summary Of Detailed Information About The Portfolios That The Company Considers Significant And Their Expected Fulfilment Cash Flow (Details) - Insurance risk [member]
₩ in Millions
Dec. 31, 2025 KRW (₩)
Insurance contracts issued [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	₩ 25,686,541
Insurance contracts issued [member] | Tongyang Life Insurance Co., Ltd. | Insurance Contract Liabilities (Assets)
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	25,686,541
Insurance contracts issued [member] | Tongyang Life Insurance Co., Ltd. | Life
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	4,905,662
Insurance contracts issued [member] | Tongyang Life Insurance Co., Ltd. | Health
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	3,843,337
Insurance contracts issued [member] | Tongyang Life Insurance Co., Ltd. | Annuity/ Savings and others [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	15,484,266
Insurance contracts issued [member] | Tongyang Life Insurance Co., Ltd. | Variable
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	1,453,276
Insurance contracts issued [member] | ABL Life Insurance Co., Ltd.
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	16,853,760
Insurance contracts issued [member] | ABL Life Insurance Co., Ltd. | Insurance Contract Liabilities (Assets)
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	16,853,760
Insurance contracts issued [member] | ABL Life Insurance Co., Ltd. | Life
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	2,217,372
Insurance contracts issued [member] | ABL Life Insurance Co., Ltd. | Health
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	2,608,867
Insurance contracts issued [member] | ABL Life Insurance Co., Ltd. | Annuity/ Savings and others [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	9,615,281
Insurance contracts issued [member] | ABL Life Insurance Co., Ltd. | Variable
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	2,412,240
Reinsurance contracts held [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	437,556
Reinsurance contracts held [member] | Tongyang Life Insurance Co., Ltd. | Life
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	371,992
Reinsurance contracts held [member] | Tongyang Life Insurance Co., Ltd. | Health
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	65,564
Reinsurance contracts held [member] | Tongyang Life Insurance Co., Ltd. | Annuity/ Savings and others [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	0
Reinsurance contracts held [member] | Tongyang Life Insurance Co., Ltd. | Reinsurance Contract Assets (Liabilities)
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	437,556
Reinsurance contracts held [member] | ABL Life Insurance Co., Ltd.
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	(97,148)
Reinsurance contracts held [member] | ABL Life Insurance Co., Ltd. | Life
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	(49,082)
Reinsurance contracts held [member] | ABL Life Insurance Co., Ltd. | Health
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	(54,439)
Reinsurance contracts held [member] | ABL Life Insurance Co., Ltd. | Annuity/ Savings and others [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	6,373
Reinsurance contracts held [member] | ABL Life Insurance Co., Ltd. | Reinsurance Contract Assets (Liabilities)
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Exposure	₩ (97,148)